LICENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Licenses
Licenses, at cost	$ 679,133,000	$ 706,143,000
Accumulated amortization	(384,405,000)	(341,421,000)
Licenses, net	294,728,000	364,722,000
Estimated amortization expense in the year ended December 31,
2011	417,660,000
2012	272,900,000
2013	178,370,000
2014	100,150,000
2015	58,690,000
Thereafter	185,485,000
Total	1,213,255,000
Russia
Licenses
Licenses, at cost	229,209,000	264,387,000
Uzbekistan
Licenses
Licenses, at cost	196,517,000	196,517,000
Armenia
Licenses
Licenses, at cost	203,993,000	196,193,000
Ukraine
Licenses
Licenses, at cost	49,414,000	49,046,000
License costs
Licenses
Amortization expense	76,300,000	78,700,000	154,700,000
Estimated amortization expense in the year ended December 31,
2011	53,563,000
2012	34,688,000
2013	30,570,000
2014	29,790,000
2015	29,790,000
Thereafter	116,327,000
Total	$ 294,728,000